FAIR VALUE MEASUREMENTS (Details 1) - Fair Value, Inputs, Level 3 [Member] $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Balance at January 1, 2015	$ (443)
Payment of earn out liability	233
Adjustment due to time change value	(11)
Balance at June 30, 2015	$ (221)